Fair Value of Plan Assets, by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,226,058		¥ 1,276,783		¥ 1,005,422
Equity securities | Japan | Trust for Benefit of Employees | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	504,000		575,000
Equity securities | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 533,000	[1]	¥ 606,000	[1]

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.